1. Description of Business and Basis of Presentation (Details Narratives) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description Of Business And Basis Of Presentation Details Narratives
Income from continuing operations	$ 122	$ 0
Cash provided by (used in) continuing operations	596	(2,735)
Cash at hand	646	50	12
Outstanding debt - unsecured or payable to related parties	2,610	2,378
Amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements	588	296
Net cash provided by (used in) operating activities - continuing operations	(174)	422
Net cash provided by (used in) investing activities - continuing operations	1,184	(4,579)
Net cash provided by (used in) financing activities - continuing operation	(414)	1,422
Cash generated from discontinued operations	$ 0	$ 2,773